UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21875

Investment Company Act File Number

Global Dividend Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Global Dividend Income Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.3%

Security	Shares	Value
Aerospace & Defense — 1.5%
United Technologies Corp.	77,000	$5,731,880

		$5,731,880

Automobiles — 0.2%
Bayerische Motoren Werke AG	11,140	$829,075

		$829,075

Beverages — 1.4%
Anheuser-Busch InBev NV	70,000	$5,538,610

		$5,538,610

Building Products — 0.8%
Compagnie de Saint-Gobain	105,000	$3,161,872

		$3,161,872

Chemicals — 2.5%
BASF SE	15,755	$1,150,186
Linde AG	21,000	3,123,337
LyondellBasell Industries NV, Class A	75,000	3,339,750
PPG Industries, Inc.	20,000	2,189,200

		$9,802,473

Commercial Banks — 7.4%
DNB ASA	425,000	$4,462,014
PNC Financial Services Group, Inc.	161,000	9,515,100
U.S. Bancorp	302,907	10,147,385
Wells Fargo & Co.	145,000	4,902,450

		$29,026,949

Communications Equipment — 0.5%
QUALCOMM, Inc.	35,000	$2,088,800

		$2,088,800

Computers & Peripherals — 2.4%
Apple, Inc.(1)	15,100	$9,222,476

		$9,222,476

Construction & Engineering — 1.4%
Vinci SA	132,000	$5,589,813

		$5,589,813

Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	100,000	$3,600,000

		$3,600,000

Diversified Telecommunication Services — 4.7%
CenturyLink, Inc.	65,000	$2,700,100
Deutsche Telekom AG	225,000	2,536,188
France Telecom SA	200,000	2,678,219
Koninklijke KPN NV	650,000	5,335,208
Telstra Corp., Ltd.	500,000	2,099,879
Vivendi SA	162,666	3,085,058

		$18,434,652

Security	Shares	Value
Electric Utilities — 0.9%
SSE PLC	175,000	$3,594,433

		$3,594,433

Energy Equipment & Services — 2.0%
Schlumberger, Ltd.	60,559	$4,315,434
Seadrill, Ltd.	90,000	3,507,435

		$7,822,869

Food & Staples Retailing — 0.5%
Casino Guichard-Perrachon SA	23,000	$1,928,837

		$1,928,837

Food Products — 1.9%
Nestle SA	119,000	$7,310,908

		$7,310,908

Health Care Equipment & Supplies — 2.4%
Covidien PLC	170,000	$9,499,600

		$9,499,600

Health Care Providers & Services — 2.0%
Fresenius Medical Care AG & Co. KGaA	110,000	$7,951,662

		$7,951,662

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	117,000	$3,893,760
McDonald’s Corp.	111,400	9,954,704

		$13,848,464

Industrial Conglomerates — 0.7%
Orkla ASA	360,000	$2,569,602

		$2,569,602

Insurance — 6.1%
Aflac, Inc.	60,000	$2,626,800
AXA SA	400,000	4,859,881
MetLife, Inc.	125,000	3,846,250
Old Mutual PLC	1,301,250	3,203,147
Prudential Financial, Inc.	140,000	6,759,200
Resolution, Ltd.	750,000	2,414,948

		$23,710,226

IT Services — 5.3%
Accenture PLC, Class A	144,000	$8,683,200
International Business Machines Corp.	61,781	12,107,840

		$20,791,040

Machinery — 2.3%
Deere & Co.	55,000	$4,225,100
PACCAR, Inc.	120,000	4,801,200

		$9,026,300

Metals & Mining — 2.3%
BHP Billiton PLC	122,000	$3,557,385
Freeport-McMoRan Copper & Gold, Inc.	155,000	5,218,850

		$8,776,235

Security	Shares	Value
Multi-Utilities — 4.2%
CMS Energy Corp.	225,000	$5,548,500
E.ON AG	300,000	6,384,589
National Grid PLC	375,000	3,889,799
Sempra Energy	7,000	492,870

		$16,315,758

Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	18,675	$2,046,406
ENI SpA	210,000	4,330,252
Exxon Mobil Corp.	65,529	5,691,194
Occidental Petroleum Corp.	43,160	3,756,215
Phillips 66	125,000	4,700,000
Royal Dutch Shell PLC, Class A	241,000	8,189,891
Total SA	75,000	3,455,718

		$32,169,676

Pharmaceuticals — 7.0%
Abbott Laboratories	78,000	$5,172,180
Johnson & Johnson	116,785	8,083,858
Sanofi	120,000	9,790,498
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,089,000

		$27,135,536

Road & Rail — 2.0%
Canadian National Railway Co.	54,000	$4,756,320
Union Pacific Corp.	24,000	2,942,640

		$7,698,960

Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	140,000	$1,955,800

		$1,955,800

Software — 3.6%
Microsoft Corp.	220,000	$6,483,400
Oracle Corp.	250,000	7,550,000

		$14,033,400

Specialty Retail — 7.5%
Home Depot, Inc. (The)	87,000	$4,539,660
Industria de Diseno Textil SA	22,000	2,264,235
Kingfisher PLC	1,200,000	5,004,842
Limited Brands, Inc.	160,000	7,608,000
TJX Companies, Inc. (The)	219,434	9,716,537

		$29,133,274

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	30,000	$2,250,066

		$2,250,066

Tobacco — 3.5%
British American Tobacco PLC	125,000	$6,639,314
Philip Morris International, Inc.	77,845	7,118,147

		$13,757,461

Water Utilities — 1.4%
United Utilities Group PLC	500,000	$5,347,050

		$5,347,050

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Vodafone Group PLC ADR	150,000	$4,312,500

		$4,312,500

Total Common Stocks (identified cost $314,530,031)		$363,966,257

Preferred Stocks — 3.9%

Security	Shares	Value
Capital Markets — 0.2%
Charles Schwab Corp. (The), 7.00%(2)	600	$679,207

		$679,207

Commercial Banks — 2.0%
Bank of America Corp., 8.125%(2)	500	$548,771
Barclays Bank PLC, Series 3, 7.10%	20,500	515,575
Countrywide Capital V, 7.00%	10,000	249,000
Deutsche Bank Contingent Capital Trust III, 7.60%	20,000	520,800
Farm Credit Bank of Texas, Series 1, 10.00%	225	261,492
First Niagara Financial Group, Inc., Series B, 8.625%(2)	15,000	444,000
First Republic Bank, Series A, 6.70%	14,900	395,446
First Republic Bank, Series B, 6.20%	6,000	157,095
JPMorgan Chase & Co., Series 1, 7.90%(2)	700	789,171
KeyCorp, Series A, 7.75%	4,700	544,495
Lloyds Banking Group PLC, 6.657%(2)(3)	795	582,691
Morgan Stanley Capital Trust III, 6.25%	23,500	587,030
PNC Financial Services Group, Inc., Series P, 6.125%(2)	21,500	587,165
Royal Bank of Scotland Group PLC, Series F, 7.65%	20,000	476,800
U.S. Bancorp, Series F, 6.50%(2)	17,000	494,062
Wells Fargo & Co., Series L, 7.50%	605	699,985

		$7,853,578

Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50%(2)	20,000	$466,250

		$466,250

Diversified Financial Services — 0.1%
Citigroup Capital XI, 6.00%,	19,010	$475,060

		$475,060

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,000	$407,123
Southern California Edison Co., Series E, 6.25%(2)	500	553,814

		$960,937

Food Products — 0.1%
Dairy Farmers of America, 7.875%(3)	4,700	$481,016

		$481,016

Insurance — 0.2%
Arch Capital Group, Ltd., Series C, 6.75%	17,000	$462,102
AXA SA, 6.379%(2)(3)	42	34,895
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	134,700

		$631,697

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%(1)	18,384	$474,537

		$474,537

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
CapLease, Inc., Series A, 8.125%	13,000	$327,340
Cedar Shopping Centers, Inc., Series A, 8.875%	11,325	291,392
Chesapeake Lodging Trust, Series A, 7.75%	15,000	379,650
DDR Corp., Series I, 7.50%	15,000	377,400
DDR Corp., Series J, 6.50%	16,000	397,600
Regency Centers Corp., Series 6, 6.625%	15,760	418,586
Sunstone Hotel Investors, Inc., Series D, 8.00%	14,000	366,135
Vornado Realty Trust, Series K, 5.70%	21,500	538,575

		$3,096,678

Total Preferred Stocks (identified cost $14,170,580)		$15,118,960

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 0.2%
American Express Co., 6.80% to 9/1/16, 9/1/66(4)	$350	$373,188
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(5)	400	401,000

		$774,188

Diversified Financial Services — 0.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22, 12/15/49(4)	$240	$260,663
General Electric Capital Corp., Series B, 6.25% to 12/15/22, 12/15/49(4)	305	313,265

		$573,928

Electric Utilities — 0.1%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	$400	$409,406

		$409,406

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(4)	$500	$513,125

		$513,125

Insurance — 0.4%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(5)	$350	$507,500
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	550	515,752
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(4)	645	562,763

		$1,586,015

Pipelines — 0.2%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$510	$530,545
Southern Union Co., 3.483%, 11/1/66(2)	520	426,400

		$956,945

Total Corporate Bonds & Notes (identified cost $4,542,015)		$4,813,607

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	$2,937	$2,936,985

Total Short-Term Investments (identified cost $2,936,985)		$2,936,985

Total Investments — 99.2% (identified cost $336,179,611)		$386,835,809

Other Assets, Less Liabilities — 0.8%		$3,201,587

Net Assets — 100.0%		$390,037,396

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $2,127,479 or 0.5% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,955.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.6%	$207,181,611
United Kingdom	12.2	47,145,684
France	8.9	34,549,896
Germany	6.3	24,225,103
Ireland	4.7	18,182,800
Norway	2.7	10,539,051
Netherlands	2.2	8,674,958
Switzerland	1.9	7,310,908
Belgium	1.4	5,538,610
Canada	1.2	4,756,320
Italy	1.1	4,330,252
Israel	1.1	4,089,000
Panama	1.0	3,893,760
Australia	0.7	2,615,631
Spain	0.6	2,264,235
Cayman Islands	0.3	1,075,888
Bermuda	0.1	462,102

Total Investments	100.0%	$386,835,809

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$337,965,594

Gross unrealized appreciation	$60,068,910
Gross unrealized depreciation	(11,198,695)

Net unrealized appreciation	$48,870,215

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$35,712,661	$10,348,218		$—	$46,060,879
Consumer Staples	7,118,147	21,417,669		—	28,535,816
Energy	20,509,249	19,483,296		—	39,992,545
Financials	41,397,185	14,939,990		—	56,337,175
Health Care	26,844,638	17,742,160		—	44,586,798
Industrials	22,457,140	11,321,287		—	33,778,427
Information Technology	48,091,516	—		—	48,091,516
Materials	10,747,800	7,830,908		—	18,578,708
Telecommunication Services	7,012,600	15,734,552		—	22,747,152
Utilities	6,041,370	19,215,871		—	25,257,241
Total Common Stocks	$225,932,306	$138,033,951	*	$—	$363,966,257
Preferred Stocks
Consumer Staples	$—	$481,016		$—	$481,016
Energy	—	407,123		—	407,123
Financials	8,360,599	4,841,871		—	13,202,470
Industrials	—	474,537		—	474,537
Utilities	—	553,814		—	553,814
Total Preferred Stocks	$8,360,599	$6,758,361		$—	$15,118,960
Corporate Bonds & Notes	$—	$4,813,607		$—	$4,813,607
Short-Term Investments	—	2,936,985		—	2,936,985
Total Investments	$234,292,905	$152,542,904		$—	$386,835,809

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on August 21, 2012, the Eaton Vance Global Dividend Income Fund withdrew its entire interest in the Portfolio in cash and securities. The Portfolio is expected to terminate by October 31, 2012.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Dividend Income Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012